Property, Plant, and Equipment - Summary of Property, Plant, and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 22,309
Additions	6,670	€ 8,776	€ 8,594
Depreciation for the year	3,824	3,254	1,994
Impairment for the year	1,172	0	0
Ending balance	22,936	22,309
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,415	19,837	11,427
Exchange rate differences	(145)	124	107
Additions	6,670	8,776	8,594
Reclassifications	0	0	0
Disposals	(1,608)	(322)	(291)
Ending balance	33,332	28,415	19,837
Cost | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,610	2,966	1,256
Exchange rate differences	(56)	70	49
Additions	35	438	1,107
Reclassifications	0	136	562
Disposals	(440)	0	(8)
Ending balance	3,149	3,610	2,966
Cost | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,314	8,754	4,303
Exchange rate differences	(16)	(9)	0
Additions	1,234	1,239	2,437
Reclassifications	449	4,331	2,014
Disposals	(137)	(1)	0
Ending balance	15,844	14,314	8,754
Cost | Other plant, furniture, fixtures, and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,108	5,867	3,151
Exchange rate differences	(40)	41	34
Additions	2,721	2,356	2,654
Reclassifications	74	105	311
Disposals	(220)	(261)	(283)
Ending balance	10,643	8,108	5,867
Cost | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,383	2,250	2,717
Exchange rate differences	(33)	22	24
Additions	2,680	4,743	2,396
Reclassifications	(523)	(4,572)	(2,887)
Disposals	(811)	(60)	0
Ending balance	3,696	2,383	2,250
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,106	3,068	1,352
Exchange rate differences	(33)	5	6
Disposals	(587)	(221)	(283)
Depreciation for the year	3,738	3,254	1,993
Impairment for the year	1,172
Ending balance	10,396	6,106	3,068
Depreciation | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,041	514	206
Exchange rate differences	(19)	1	4
Disposals	(291)	0	0
Depreciation for the year	724	526	304
Impairment for the year	0
Ending balance	1,455	1,041	514
Depreciation | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,820	1,403	630
Exchange rate differences	(3)	0	0
Disposals	(86)	(2)	0
Depreciation for the year	1,771	1,419	773
Impairment for the year	1,172
Ending balance	5,674	2,820	1,403
Depreciation | Other plant, furniture, fixtures, and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,245	1,151	516
Exchange rate differences	(11)	4	2
Disposals	(210)	(219)	(283)
Depreciation for the year	1,243	1,309	916
Impairment for the year	0
Ending balance	3,267	2,245	1,151
Depreciation | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Exchange rate differences	0	0	0
Disposals	0	0	0
Depreciation for the year	0	0	0
Impairment for the year	0
Ending balance	0	0	0
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,309	16,769
Ending balance	22,936	22,309	16,769
Carrying amount | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,569	2,452
Ending balance	1,694	2,569	2,452
Carrying amount | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,494	7,351
Ending balance	10,170	11,494	7,351
Carrying amount | Other plant, furniture, fixtures, and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,863	4,716
Ending balance	7,376	5,863	4,716
Carrying amount | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,383	2,250
Ending balance	€ 3,696	€ 2,383	€ 2,250